UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM 13F

                               FORM 13F COVER PAGE
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         Report for the Calendar Year or Quarter Ended: March 31, 1999


Check here if Amendment [   ]; Amendment Number: _______

This Amendment (Check only one):    [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:      Thomas W. Smith
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    Address:    323 Railroad Avenue        Greenwich     CT               06830
                -------------------------- ------------- --------- -------------
                (Street)                   (City)        (State)          (Zip)

 Form 13F File Number:         28-1909



                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:
         Name:                 Thomas W. Smith
         Title:                Investment Manager
         Phone:                203-661-1200

Signature, Place, and Date of Signing:

         Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greenwich and State of CT on the 14th day of May , 1999

                         Thomas W. Smith
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                  (Name of Institutional Investment Manager)

                     /s/ Thomas W. Smith
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                  (Manual Signature of Person Duly Authorized
                             to Submit This Report)

Report Type (Check only one.):
         [ X ]    13F HOLDINGS REPORT.
         [   ]    13F NOTICE.
         [   ]    13F COMBINATION REPORT.


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                              Form 13F SUMMARY PAGE



Report Summary:
         Number of Other Included Managers:                      1

         Form 13F Information Table Entry Total:                 35
                                                               ----

         Form 13F Information Table Value Total:                 $882,148
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CONFIDENTIAL  INFORMATION  HAS BEEN  OMITTED FROM THE PUBLIC FORM 13F REPORT AND
FILED SEPARATELY WITH THE COMMISSION.



List of Other Included Managers:

No.              Form 13F File No.:                          Name:
01               28-3444                                     Thomas N. Tryforos
02
03
04
05
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Form 13F Information Table


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                                                     VALUE       SHARES    /SH/  PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT   PRN  CALL  DSCRETN  MGRS.     SOLE      SHARED     NONE
                         --------------   -----     --------     -------   ---  ----  -------  -----     ----      ------     ----
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
AIRGAS, INC.                    COM     009363102         15          1778   SH        SOLE             1778
AIRGAS, INC.                    COM     009363102      27861       3326695   SH        OTHER    01   3326695
COPART, INC.                    COM     2172041061     18957        913600   SH        OTHER    01    913600
CREDIT ACCEPTANCE CORP          COM     225310101       1394        245098   SH        SOLE           245098
CREDIT ACCEPTANCE CORP          COM     225310101      23205       4080000   SH        OTHER    01   4080000
CATALINA MARKETING              COM     148867104       3061         35640   SH        SOLE            35640
CATALINA MARKETING              COM     148867104      72427        843400   SH        OTHER    01    843400
CONCORD EFS                     COM     206189102      69561       2523741   SH        OTHER    01   2523741
CONSECO, INC.                   COM     208464107       4144        134206   SH        SOLE           134206
CONSECO, INC.                   COM     208464107      74586       2415735   SH        OTHER    01   2415735
FASTENAL CO.                    COM     3119001044     34701        989700   SH        OTHER    01    989700
FOREST LABORATORIES, INC.       COM     345838106       8067        143097   SH        SOLE           143097
FOREST LABORATORIES, INC.       COM     345838106     102264       1814000   SH        OTHER    01   1814000
IRON MOUNTAIN, INC.             COM     46284P104      26422        845500   SH        OTHER    01    845500
LIFE TECHNOLOGIES               COM     532177201         12           300   SH        SOLE              300
LIFE TECHNOLOGIES               COM     532177201      29176        756600   SH        OTHER    01    756600
MACDERMID, INC.                 COM     554273102          6           180   SH        SOLE              180
MACDERMID, INC.                 COM     554273102      62924       1854108   SH        OTHER    01   1854108
MEDAPHIS CORP.                  COM     584028104        147         60350   SH        SOLE            60350
MEDAPHIS CORP.                  COM     584028104       3741       1534627   SH        OTHER    01   1534627
MEMBERWORKS INC.                COM     5860021070     18933        522300   SH        OTHER    01    522300
OFFICE DEPOT INC.               COM     6762201068      3384         90400   SH        SOLE            90400
PAXAR CORP.                     COM     704227107       1026        137903   SH        SOLE           137903
PAXAR CORP.                     COM     704227107      26310       3537464   SH        OTHER    01   3537464
PIERCE LEAHY CORP.              COM     720722107       4122        165711   SH        SOLE           165711
PIERCE LEAHY CORP.              COM     720722107      43601       1752800   SH        OTHER    01   1752800
PRE-PAID LEGAL SERVICES. INC.   COM     7400651007      3959        161572   SH        SOLE           161572
PRE-PAID LEGAL SERVICES. INC.   COM     7400651007     49502       2020500   SH        OTHER    01   2020500
SEI INVESTMENTS                 COM     784117103       9348        101064   SH        SOLE           101064
SEI INVESTMENTS                 COM     784117103     132922       1437000   SH        OTHER    01   1437000
SMITHFIELD FOODS                COM     832248108        522         23000   SH        SOLE            23000
POSITION A                      COM                        3           100   SH        SOLE              100
POSITION A                      COM                    14769        425000   SH        OTHER    0     425000
WORLD ACCEPTANCE CORP.          COM     981419104        119         22150   SH        SOLE            22150
WORLD ACCEPTANCE CORP.          COM     981419104      10957       2038600   SH        OTHER    0    2038600
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